Related Party Balances and Transactions (Details) - Schedule of Due to a Related Party Consisted - Related Party [Member]	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Due to a Related Party Consisted [Line Items]
Total	$ 24,278,340	$ 3,102,306	$ 8,768,420
Zhongshan Raytech [Member]
Schedule of Due to a Related Party Consisted [Line Items]
Total	$ 24,278,340	$ 3,102,306	$ 8,768,420